OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER ASSETS
Federal, provincial and other sales taxes receivable	$ 178,685	$ 155,548
Prepaid expenses	140,040	124,566
Trade receivables	18,690	7,646
Short term investments	8,856	7,306
Other	38,925	45,288
Total other current assets	385,196	340,354
Non-current ore in stockpiles and on leach pads	871,803	819,294
Non-current prepaid expenses	43,346	58,438
Non-current loans receivable	9,203	12,039
Investment in associate	7,086	12,361
Other	11,626	13,347
Total other assets	$ 943,064	$ 915,479